SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	0	2,558	32,805	343,451
Period of directors service served		5 years
Percentage of acceleration of unvested equity		50.00%
Percentage of vested restricted stock units	20.00%		20.00%
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	612,881	1,002,275	1,105,155
Awards outstanding	1,712,996	2,211,100	2,223,043	2,013,613
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years
Awards granted	610,000	1,000,000
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	33.00%	33.00%	33.00%
Non-option equity awards granted	59,000	80,000	109,000
Compensation cost			$ 5,000
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	33.00%
Non-option equity awards granted	97,000	132,000	163,000
2013 Plan [Member] | Chief Executive Officer [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted		6,000,000
Compensation cost	$ 7,200
2013 Plan [Member] | Chief Executive Officer [Member] | PSU’s [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted		31,000
Compensation cost		$ 1,000
2013 Plan [Member] | Chief Executive Officer [Member] | Base PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted		120,000
2013 Plan [Member] | Chief Executive Officer [Member] | Upside PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted		12,000
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%	33.00%	33.00%
Non-option equity awards granted	6,500	10,300	16,000
Compensation cost	$ 300	$ 300	$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years	2 years
Non-option equity awards granted	2,700	4,300	5,000
Compensation cost	$ 875	$ 875	$ 900
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%	50.00%
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%	50.00%